Share Capital (Disclosure of detailed information about classes of share capital) (Details) - shares		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance (shares)		37,097,376
Issuance of member units for cash (shares)		8,044,700
Issuance of member units exchanged for promissory notes		3,475,000
Issuance of member units for exploration and evaluation assets		3,499,995
Issuance of member units to contractors		9,073,228
Redemption of member units (shares)		(8,680,786)
Issuance of member units exchanged for promissory notes (shares)		2,300,000
Origination Unit split 1:3		0
Allocation of opening non-controlling interest (shares)		(18,721,276)
Shares issued for cash, net of issuance costs of $247,218		5,499,832
Exchange of units for SVS and MVS		0
Proportiante Voting Shares issued for cash (shares)		128,213
Shares issued on reverse takeover		1,697,865
Ending balance (shares)		43,414,147
Origination Member Units [Member]
Disclosure of classes of share capital [line items]
Beginning balance (shares)		17,083,501
Issuance of member units for cash (shares)		819,215
Issuance of member units exchanged for promissory notes		353,870
Issuance of member units for exploration and evaluation assets		356,415
Issuance of member units to contractors		923,954
Redemption of member units (shares)		(3,992,629)
Issuance of member units exchanged for promissory notes (shares)	234,216	234,216
Origination Unit split 1:3		31,557,084
Allocation of opening non-controlling interest (shares)		(16,168,422)
Shares issued for cash, net of issuance costs of $247,218		0
Exchange of units for SVS and MVS		(31,167,204)
Proportiante Voting Shares issued for cash (shares)		0
Shares issued on reverse takeover		0
MVS converted to SVS		0
Ending balance (shares)		0
Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance (shares)		0
Issuance of member units for cash (shares)		0
Issuance of member units exchanged for promissory notes		0
Issuance of member units for exploration and evaluation assets		0
Issuance of member units to contractors		0
Redemption of member units (shares)		0
Issuance of member units exchanged for promissory notes (shares)		0
Origination Unit split 1:3		0
Allocation of opening non-controlling interest (shares)		0
Shares issued for cash, net of issuance costs of $247,218		161,976.000
Exchange of units for SVS and MVS		1,427,421.000
Proportiante Voting Shares issued for cash (shares)		0
Shares issued on reverse takeover		534,384.000
MVS converted to SVS		30,411,950
Ending balance (shares)		32,535,731.000
Multiple Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance (shares)		0
Issuance of member units for cash (shares)		0
Issuance of member units exchanged for promissory notes		0
Issuance of member units for exploration and evaluation assets		0
Issuance of member units to contractors		0
Redemption of member units (shares)		0
Issuance of member units exchanged for promissory notes (shares)		0
Origination Unit split 1:3		0
Allocation of opening non-controlling interest (shares)		0
Shares issued for cash, net of issuance costs of $247,218		17,057.000
Exchange of units for SVS and MVS		297,397.830
Proportiante Voting Shares issued for cash (shares)		0
Shares issued on reverse takeover		0
MVS converted to SVS		(304,119.500)
Ending balance (shares)		10,335.330
Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance (shares)		0
Issuance of member units for cash (shares)		0
Issuance of member units exchanged for promissory notes		0
Issuance of member units for exploration and evaluation assets		0
Issuance of member units to contractors		0
Redemption of member units (shares)		0
Issuance of member units exchanged for promissory notes (shares)		0
Origination Unit split 1:3		0
Allocation of opening non-controlling interest (shares)		0
Shares issued for cash, net of issuance costs of $247,218		0
Exchange of units for SVS and MVS		0
Proportiante Voting Shares issued for cash (shares)		15,947.292
Shares issued on reverse takeover		0
Ending balance (shares)		15,947.292